Tangible asset (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Property, plant and equipment [abstract]
Acquisitions, property, plant and equipment	€ 3,363	€ 2,538
Disposals, property, plant and equipment	1,621	848
Gains (losses) on disposals of property, plant and equipment	52	€ 27
Right-of-use assets	2,784		€ 2,837
Impairment loss recognised in profit or loss, property, plant and equipment	€ 125